Investments in Affiliates Related Party Transactions (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Sales to equity investees	$ 61.4	$ 93.4	$ 71.6
Purchases from equity investees	251.0	67.7	$ 12.5
Accounts receivable from equity investees	0.4	2.5
Accounts payable to equity investees	$ 33.1	$ 10.9